N-4	Jun. 30, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	Jun. 30, 2026
Amendment Flag	false
New York Life Flexible Premium Variable Annuity II
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
New York Life Premier Variable Annuity - FP Series
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
New York Life Premier Plus Variable Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
New York Life Flexible Premium Variable Annuity III
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
New York Life Premium Plus Elite Variable Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
New York Life Essentials Variable Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
New York Life Premium Plus Variable Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
New York Life Premier Variable Annuity II
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
New York Life Premium Plus II Variable Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
NYL Flexible Premium Variable Annuity III
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
New York Life Premier Advisory Variable Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
New York Life Elite Variable Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
New York Life Flexible Premium Variable Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
New York Life Premier Plus Variable Annuity II
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
New York Life Variable Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.
New York Life Premier Variable Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class II are deleted.